Business Segment and Geographical Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Business Segment and Geographical Information	Business Segment and Geographical Information
The Company is a clinical research organization ("CRO"), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies. The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated "full-service" solution. The Company has expanded through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.

The Company determines and presents operating segments based on the information that is internally provided to the chief operating decision maker, the (‘CODM’) in accordance with ASC 280 'Segment Reporting'. The Company determined that the CODM was comprised of the Chief Executive Officer and the Chief Financial Officer.

The Company operates as one business segment, which is the provision of outsourced development services on a global basis to the pharmaceutical, biotechnology and medical devices industries.
Revenues are allocated to individual entities based on where the work is performed in accordance with the Company's global transfer pricing model. Revenues and income from operations in Ireland are a function of our global contracting model and the Group’s transfer pricing model.

ICON Ireland (Ireland Segment) acts as the Group entrepreneur under the Company’s global transfer pricing model given its role in the development and management of the Group, its ownership of key intellectual property and customer relationships, its key role in the mitigation of risks faced by the Group and its responsibility for maintaining the Company’s global network. ICON Ireland enters into the majority of the Company’s customer contracts.

ICON Ireland remunerates other operating entities in the ICON Group on the basis of a guaranteed cost plus mark-up for the services they perform in each of their local territories. The cost plus mark-up for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities that are involved in the conduct of services for customers, earn an appropriate arms-length return having regard to the assets owned, risks borne, and functions performed by each entity from these intercompany transactions. The cost plus mark-up policy is reviewed annually to ensure that it is market appropriate. The integration of entities acquired through the Merger into this global network and global transfer pricing model remains ongoing.

The geographic split of revenue disclosed for each region outside Ireland is the cost plus revenue attributable to these entities. The residual revenues of the Group, once each ICON entity has been paid its respective intercompany service fee, generally fall to be retained by ICON Ireland. As such, revenues and income from operations in Ireland are a function of this global transfer pricing model and comprise revenues of the Group after deducting the cost plus revenues attributable to the activities performed outside Ireland. The integration of entities acquired through the Merger into the global transfer pricing model remains ongoing and these entities were not substantially part of the Group's cost plus arrangement in the year ended December 31, 2021.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, Austria, Belgium, Bulgaria, Czech Republic, France, Germany, Hungary, Italy, Latvia, Poland, Portugal, Romania, Russia, Serbia, Spain, Sweden, The Netherlands, Turkey, Ukraine, Canada, Argentina, Brazil, Chile, Colombia, Mexico, Peru, China (including Hong Kong), India, Israel, Japan, Singapore, South Korea, The Philippines, Taiwan, Thailand, Australia, New Zealand, South Africa, Belarus, Bermuda, British Virgin Islands, Costa Rica, Croatia, Denmark, Egypt, Estonia, Finland, Georgia, Greece, Guatemala, Iceland, Jersey, Kenya, Lithuania, Luxembourg, Malaysia, Norway, Panama, Puerto Rico, Slovakia, Switzerland and Uruguay.

There have been no changes to the basis of segmentation or the measurement basis for the segment results since the prior year.

Reportable segment and geographic information at December 31, 2021 and December 31, 2020 and for the years ended December 31, 2021, December 31, 2020 and December 31, 2019 is as follows:

a) The distribution of revenue by geographical area was as follows:

	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(in thousands)
Ireland	$1,365,909	$1,181,292	$1,252,834
Rest of Europe	1,175,515	416,884	388,916
U.S.	2,581,007	925,563	892,497
Other	358,395	273,549	271,592
Total	$5,480,826	$2,797,288	$2,805,839
b) The distribution of income from operations, excluding restructuring, transaction and integration related expenses, by geographical area was as follows:

	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(in thousands)
Ireland *	$161,862	$295,360	$314,287
Rest of Europe	183,436	35,402	37,997
U.S.	231,971	56,921	60,272
Other	30,628	21,147	20,850
Total	$607,897	$408,830	$433,406
* Includes the full amount of the amortization charge associated with the intangible asset acquired in the Merger. These assets have been provisionally allocated to Ireland.
Income from operations, excluding restructuring, transaction and integration related expenses of $607.9 million was earned during the year ended December 31, 2021 having added back restructuring expenses of $31.1 million (see note 15 Restructuring charges) and transaction and integration related expenses of $198.3 million (see note 6 Business Combinations) to income from operations of $378.5 million as presented in the Consolidated Statement of Operations.

c) The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	December 31, 2021	December 31, 2020
	(in thousands)
Ireland	$118,253	$118,361
Rest of Europe	121,174	36,723
U.S.	239,828	65,152
Other	55,312	38,668
Total	$534,567	$258,904